Financial assets at fair value through other comprehensive income (Details Text) - BRL (R$) R$ in Thousands	1 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Financial Assets At Fair Value Through Other Comprehensive Income Details Text [Abstract]
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at amortised cost	R$ 17,022,922
Other comprehensive income fair value changes	R$ (297,343)
Financial instruments pledged as collateral, classified as Financial assets at fair value through other comprehensive income		R$ 71,964,109	R$ 88,969,378
Financial assets at fair value through other comprehensive income pledged as collateral for liabilities		R$ 11,459,436	R$ 2,099,991